COMMITMENTS AND CONTINGENCIES - Capital commitments (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Capital commitments
Contracted, but not provided for	¥ 64,542	¥ 55,538
Period of estimated payments included in capital commitments with respect to the Group's exploration and production licenses	5 years
Unutilized banking facilities	¥ 54,948	55,289
CNOOC Group [member]
Capital commitments
Contracted, but not provided for	10,528	10,309
A joint venture [member]
Capital commitments
Contracted, but not provided for	¥ 344	¥ 590